ORGANIZATION	3 Months Ended	12 Months Ended
	Oct. 31, 2016	Jul. 31, 2013
Notes to Financial Statements
Note 1 - Organization

The Company, Gold Lakes Corp., was incorporated under the laws of the State of Nevada on January 18, 2007 with the authorized capital stock of 300,000,000 shares at $0.001 par value. On April 30, 2008, the Secretary of State for Nevada approved an amendment to the Articles of Incorporation where the total number of shares of common stock was increased to 500,000,000 shares of common stock with a par value of $0.001 per share. The Company was organized for the purpose of acquiring and developing mineral properties. On August 15, 2015 the Company reverse split its issued shares on the basis of one post-split share for every two hundred pre-split shares. On July 15, 2016, the company forward split its issued shares on the basis of three post-split shares for every one pre-split share.

The Company, Gold Lakes Corp., was incorporated under the laws of the State of Nevada on January 18, 2007 with the authorized capital stock of 300,000,000 shares at $0.001 par value. On April 30, 2008, the Secretary of State for Nevada approved an amendment to the Articles of Incorporation where the total number of shares of common stock was increased to 500,000,000 shares of common stock with a par value of $0.001 per share. The Company was organized for the purpose of acquiring and developing mineral properties. On August 15, 2015 the Company reverse split its issued shares on the basis of one post-split share for every two hundred pre-split shares. On July 15, 2016, the company forward split its issued shares on the basis of three post-split shares for every one pre-split share.